OTHER PAYABLES	12 Months Ended
Jun. 30, 2021
OTHER PAYABLES
OTHER PAYABLES

NOTE 12. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
Third Parties	RMB	RMB	U.S. Dollars
Service	¥1,685,449	¥7,940,481	$1,229,586
Distributors and employees	273,968	1,488,329	230,468
Accrued expenses	402,699	206,051	31,907
Others	247,370	227,901	35,290
Total	¥2,609,486	¥9,862,762	$1,527,251

	June 30,	June 30,	June 30,
	2020	2021	2021
Related Parties	RMB	RMB	U.S. Dollars
Expenses paid by the major shareholders	¥3,752,353	¥1,594,543	$246,916
Due to family members of the owners of BHD and FGS	485,000	545,159	84,418
Due to management staff for costs incurred on behalf of the Company	260,965	260,965	40,410
Total	¥4,498,318	¥2,400,667	$371,744